GOODWILL AND INTANGIBLE ASSETS - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
GOODWILL AND INTANGIBLE ASSETS
As of beginning	$ 94,108	$ 94,108
Impairment of goodwill	(94,108)	(94,108)
As of ending	$ 0	$ 94,108